Statement of Net Asset Available for Benefit (Statement) - EBP023 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan interest in Graham Holdings Company Master Trust	$ 403,494,250	$ 363,927,277
Total investments	403,494,250	363,927,277
Receivables
Contributions receivable from participants	387,073	378,652
Notes receivable from participants	1,955,854	1,312,693
Total receivables	2,342,927	1,691,345
Net assets available for benefits	$ 405,837,177	$ 365,618,622